BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	As of December 31,
	2011	2012
	RMB	RMB
Short-term bank borrowings	1,808,032,066	1,917,630,796
Long-term bank borrowings-current portion (Note 17 (b))	392,000,000	328,000,000
Total short-term borrowings	2,200,032,066	2,245,630,796

Schedule of Long-term Borrowings

	As of December 31,
	2011	2012
	RMB	RMB
Long-term bank borrowings	547,750,000	495,000,000
Less: Current portion	(392,000,000)	(328,000,000)
Deferred financing cost (Note 26(d))	(250,000)	-
Total long-term borrowings	155,500,000	167,000,000

Schedule of Future Principal Repayments on Long-term Debt	Future principal repayments on the long-term borrowings are as follows:
Year ending December 31,	RMB
2013	328,000,000
2014	167,000,000
Total	495,000,000